Goodwill and Other Intangible Assets - Summary of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2014		$ 94,763
2015		58,713
2016		48,503
2017		43,255
2018		38,542
Thereafter		135,609
Total	$ 371,908	$ 419,385	$ 468,312